Taxes (Details) - Schedule of valuation allowance for deferred tax assets - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of valuation allowance for deferred tax assets [Abstract]
Beginning balance	$ 452,009	$ 233,889
Additions	395,726	218,120
Ending balance	$ 847,735	$ 452,009